Memorandum accounts - Contingent commitments (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingent commitments
Contingent commitments	$ 262,925	$ 249,138
Provisions for off-balance sheet risk
Contingent commitments
Other provisions	1,108	1,232
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	171,094	157,033
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent commitments	91,516	91,993
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent commitments	$ 315	$ 112